CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - CAD ($)	Issued capital	Warrants	Finder’s options	Equity-settled employee benefits	Exchange	Subtotal	Deficit	Total
Equity at beginning of period at Dec. 31, 2014	$ 5,633,560	$ 3,589,762	$ 229,764	$ 592,047	$ 15,717	$ 4,427,290	$ (7,934,701)	$ 2,126,149
Number of shares outstanding at beginning of period at Dec. 31, 2014	44,555,797
Share issues:
Shares issued for private placement	$ 613,483	478,517	0	0	0	478,517	0	1,092,000
Number of Shares issued for private placement	10,920,000
Share issue costs	$ (74,687)	0	38,329	0	0	38,329	0	(36,358)
Share-based payment	0	0	0	192,043	0	192,043	0	192,043
Comprehensive loss	0	0	0	0	5,593	5,593	(1,548,930)	(1,543,337)
Equity at end of period at Dec. 31, 2015	$ 6,172,356	4,068,279	268,093	784,090	21,310	5,141,772	(9,483,631)	1,830,497
Number of shares outstanding at end of period at Dec. 31, 2015	55,475,797
Share issues:
Shares issued for private placement	$ 758,632	596,068	0	0	0	596,068	0	1,354,700
Number of Shares issued for private placement	13,547,000
Share issue costs	$ (124,387)	0	47,540	0	0	47,540	0	(76,847)
Shares issued for warrants exercised	$ 1,068,737	(382,787)	0	0	0	(382,787)	0	685,950
Number of Shares issued for warrants exercised	4,573,000
Shares issued for options exercised	$ 37,373	0	0	(17,373)	0	(17,373)	0	20,000
Number of Shares issued for options exercised	200,000
Shares issued for finder's options exercised	$ 81,662	1,378	(37,740)	0	0	(36,362)	0	45,300
Number of Shares issued for finder's options exercised	453,000
Share-based payment	$ 0	0	0	270,698	0	270,698	0	270,698
Comprehensive loss	0	0	0	0	(28,208)	(28,208)	(1,872,121)	(1,900,329)
Equity at end of period at Dec. 31, 2016	$ 7,994,373	4,282,938	277,893	1,037,415	(6,898)	5,591,348	(11,355,752)	2,229,969
Number of shares outstanding at end of period at Dec. 31, 2016	74,248,797
Share issues:
Shares issued for private placement	$ 850,846	391,154	0	0	0	391,154	0	1,242,000
Number of Shares issued for private placement	12,670,000
Share issue costs	$ (58,323)	0	0	0	0	0	0	(58,323)
Share-based payment	0	0	0	110,564	0	110,564	0	110,564
Comprehensive loss	0	0	0	0	26,776	26,776	(1,906,297)	(1,879,521)
Equity at end of period at Dec. 31, 2017	$ 8,786,896	$ 4,674,092	$ 277,893	$ 1,147,979	$ 19,878	$ 6,119,842	$ (13,262,049)	$ 1,644,689
Number of shares outstanding at end of period at Dec. 31, 2017	86,918,797